Restructuring Charges (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Restructuring Cost and Reserve [Line Items]
Pre tax severance costs	$ 550
Sales and marketing
Restructuring Cost and Reserve [Line Items]
Pre tax severance costs	232
Product development
Restructuring Cost and Reserve [Line Items]
Pre tax severance costs	162
General and administrative
Restructuring Cost and Reserve [Line Items]
Pre tax severance costs	$ 156